Janus Henderson Contrarian Fund

Schedule of Investments (unaudited)

June 30, 2023

Shares or Principal Amounts		Value
Corporate Bonds– 0.8%
Consumer Cyclical – 0.8%
Colt Merger Sub Inc, 5.7500%, 7/1/25 (144A)((cost $31,626,238)	$32,270,000	$32,651,560
Common Stocks– 98.3%
Aerospace & Defense – 5.9%
Howmet Aerospace Inc	5,431,567	269,188,460
Banks – 5.7%
Cullen/Frost Bankers Inc	842,494	90,593,380
PNC Financial Services Group Inc/The	1,072,549	135,087,547
Western Alliance Bancorp	907,522	33,097,327
		258,778,254
Biotechnology – 7.9%
AbbVie Inc	896,701	120,812,526
Amicus Therapeutics Inc*	7,245,378	91,003,587
Apellis Pharmaceuticals Inc*	444,251	40,471,266
Madrigal Pharmaceuticals Inc*	324,937	75,060,447
Vaxcyte Inc*	627,534	31,339,048
		358,686,874
Capital Markets – 0.4%
Patria Investments Ltd - Class A	1,372,637	19,628,709
Consumer Finance – 3.8%
Capital One Financial Corp	864,187	94,516,132
OneMain Holdings Inc	1,835,999	80,214,796
		174,730,928
Containers & Packaging – 5.4%
Crown Holdings Inc	2,850,474	247,620,676
Diversified Financial Services – 0.9%
Apollo Global Management Inc	517,257	39,730,510
Electric Utilities – 1.5%
American Electric Power Co Inc	818,048	68,879,642
Health Care Equipment & Supplies – 6.9%
Globus Medical Inc*	2,071,784	123,354,019
Teleflex Inc	782,227	189,322,401
		312,676,420
Hotels, Restaurants & Leisure – 9.5%
Caesars Entertainment Inc*	5,272,456	268,737,082
Sportradar Group AG - Class A*	2,726,991	35,178,184
Sweetgreen Inc - Class A*	2,861,430	36,683,533
Wynn Resorts Ltd	867,224	91,587,527
		432,186,326
Life Sciences Tools & Services – 3.9%
Illumina Inc*	410,106	76,890,774
Sotera Health Co*	5,222,274	98,387,642
		175,278,416
Machinery – 2.5%
Chart Industries Inc*	701,044	112,019,821
Metals & Mining – 6.1%
Constellium SE*,£	8,143,411	140,066,669
Freeport-McMoRan Inc	3,477,703	139,108,120
		279,174,789
Multiline Retail – 3.8%
Amazon.com Inc*	1,332,123	173,655,554
Multi-Utilities – 3.1%
Sempra Energy	962,953	140,196,327
Oil, Gas & Consumable Fuels – 3.8%
Occidental Petroleum Corp	2,975,339	174,949,933
Personal Products – 2.1%
Beauty Health Co/The*,#,£	11,398,292	95,403,704
Pharmaceuticals – 4.0%
Catalent Inc*	4,212,919	182,672,168
Professional Services – 1.3%
Ceridian HCM Holding Inc*	881,478	59,032,582
Semiconductor & Semiconductor Equipment – 9.6%
Advanced Micro Devices Inc*	905,653	103,162,933
Analog Devices Inc	486,541	94,783,052
Lam Research Corp	144,038	92,596,269
Marvell Technology Inc	2,425,952	145,023,411
		435,565,665

Shares or Principal Amounts		Value
Common Stocks– (continued)
Software – 2.6%
Workday Inc - Class A*	522,456	$118,017,586
Specialized Real Estate Investment Trusts (REITs) – 2.6%
VICI Properties Inc	3,791,871	119,178,506
Trading Companies & Distributors – 3.1%
Core & Main Inc - Class A*	2,363,878	74,083,937
Ferguson PLC	431,864	67,936,526
		142,020,463
Wireless Telecommunication Services – 1.9%
T-Mobile US Inc*	617,097	85,714,773
Total Common Stocks (cost $3,776,063,062)		4,474,987,086
Investment Companies– 0.9%
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº,£((cost $41,482,613)	41,476,486	41,484,781
Investments Purchased with Cash Collateral from Securities Lending– 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº,£	420,007	420,007
Time Deposits – 0%
Royal Bank of Canada, 5.0600%, 7/3/23	$105,002	105,002
Total Investments Purchased with Cash Collateral from Securities Lending (cost $525,009)		525,009
Total Investments (total cost $3,849,696,922) – 100.0%		4,549,648,436
Cash, Receivables and Other Assets, net of Liabilities – 0%		2,236,077
Net Assets – 100%		$4,551,884,513

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,354,774,874	95.7%
Netherlands	140,066,669	3.1
Switzerland	35,178,184	0.8
Cayman Islands	19,628,709	0.4

Total	$4,549,648,436	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/23
Common Stocks - 5.2%
Metals & Mining - 3.1%
Constellium SE*	$-	$-	$56,213,907	$140,066,669
Personal Products - 2.1%
Beauty Health Co/The*,#	-	(11,597,122)	(23,492,102)	95,403,704
Total Common Stocks	$-	$(11,597,122)	$32,721,805	$235,470,373
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	2,211,218	7,334	(2,521)	41,484,781
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	125,618∆	-	-	420,007
Total Affiliated Investments - 6.1%	$2,336,836	$(11,589,788)	$32,719,284	$277,375,161

(1) For securities that were affiliated for a portion of the period ended June 30, 2023, this column reflects amounts for the entire period ended June 30, 2023 and not just the period in which the security was affiliated.

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 6/30/23
Common Stocks - 5.2%
Metals & Mining - 3.1%
Constellium SE*	77,042,311	6,810,451	-	140,066,669
Personal Products - 2.1%
Beauty Health Co/The*,#	124,219,782	25,150,840	(18,877,694)	95,403,704
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	108,427,823	940,440,607	(1,007,388,462)	41,484,781
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	68,142,291	176,636,473	(244,358,757)	420,007

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2023

Options:
Average value of option contracts written	$(779,081)

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2023 is $32,651,560, which represents 0.8% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2023.

#	Loaned security; a portion of the security is on loan at June 30, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Corporate Bonds	$-	$32,651,560	$-
Common Stocks	4,474,987,086	-	-
Investment Companies	-	41,484,781	-
Investments Purchased with Cash Collateral from Securities Lending	-	525,009	-
Total Assets	$4,474,987,086	$74,661,350	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70215 08-23